Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Intangible Assets [Abstract]
Summary of other intangible assets

	Licenses & software	Internally generated patents	Total
	£000s	£000s	£000s
Cost
At January 1, 2018	2,354	884	3,238
Additions	58	-	58
Disposals	(2,311)	(884)	(3,195)
Translation adjustment	3	-	3
At December 31, 2018	104	-	104
At January 1, 2019	104	-	104
Translation adjustment	(2)	-	(2)
At December 31, 2019	102	-	102
At January 1, 2020	102	-	102
Additions	3	-	3
Translation adjustment	2	-	2
At December 31, 2020	107	-	107
Accumulated depreciation
At January 1, 2018	2,326	884	3,210
Charge for the year	20	-	20
Eliminated on disposal	(2,309)	(884)	(3,193)
Translation adjustment	3	-	3
At December 31, 2018	40	-	40
At January 1, 2019	40	-	40
Charge for the year	30	-	30
Translation adjustment	(2)	-	(2)
At December 31, 2019	68	-	68
At January 1, 2020	68	-	68
Charge for the year	20	-	20
Translation adjustment	2	-	2
At December 31, 2020	90	-	90
Net book value
As at December 31 2018	64	-	64
As at December 31 2019	34	-	34
As at December 31 2020	17	-	17